SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentrations (Details) - New Dragonfly	9 Months Ended		12 Months Ended
	Sep. 30, 2022 customer item	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2021 customer	Dec. 31, 2021 item	Dec. 31, 2020 customer
Concentration Risk [Line Items]
Number of customers	1			2		1
Number of vendors	1			3	2	4
Receivables | Credit Concentration Risk | Customer 1
Concentration Risk [Line Items]
Concentration risk (in percent)	43.00%		42.00%			22.00%
Receivables | Credit Concentration Risk | Customer 2
Concentration Risk [Line Items]
Concentration risk (in percent)			16.00%
Total Purchases | Supplier Concentration Risk | Vendor A
Concentration Risk [Line Items]
Concentration risk (in percent)		20.00%	27.00%
Total Purchases | Supplier Concentration Risk | Vendor B
Concentration Risk [Line Items]
Concentration risk (in percent)		12.00%	10.00%
Total Purchases | Supplier Concentration Risk | Vendor C
Concentration Risk [Line Items]
Concentration risk (in percent)			10.00%
Total Purchases | Supplier Concentration Risk | Vendor D
Concentration Risk [Line Items]
Concentration risk (in percent)						19.00%
Total Purchases | Supplier Concentration Risk | Vendor E
Concentration Risk [Line Items]
Concentration risk (in percent)						14.00%
Total Purchases | Supplier Concentration Risk | Vendor F
Concentration Risk [Line Items]
Concentration risk (in percent)						11.00%
Total Purchases | Supplier Concentration Risk | Vendor G
Concentration Risk [Line Items]
Concentration risk (in percent)						10.00%
Total Purchases | Supplier Concentration Risk | Customer 1
Concentration Risk [Line Items]
Concentration risk (in percent)	24.00%